EMPLOYEE BENEFITS (Schedule of Assets and Liabilities Recognized in Balance Sheets ) (Details) ₪ in Thousands, $ in Thousands		Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
Disclosure of defined benefit plans [line items]
Present value of funded liability | ₪			₪ 5,527	₪ 4,316
Fair value of plan assets - accumulated deposit in executive insurance | ₪			4,041	3,480
Net liability deriving from defined benefit obligation | ₪			₪ 1,486	₪ 836
US Dollars [Member]
Disclosure of defined benefit plans [line items]
Present value of funded liability | $		$ 1,600
Fair value of plan assets - accumulated deposit in executive insurance | $		1,170
Net liability deriving from defined benefit obligation | $	[1]	$ 430

[1]	Convenience Translation into US Dollars.